Deferred income tax assets and liabilities and income tax expense - Summary of tax losses carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 62,914	$ 89,812
2027 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	0	4,324
2028 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	47,071	50,788
2029 [Member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	13,781	22,999
2030 Onward [Member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 2,062	$ 11,701